UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     March 31, 2012
                                                --------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            GENERAL ATLANTIC LLC
                 ------------------------------
Address:         3 Pickwick Plaza
                 ------------------------------
                 Greenwich, CT  06830
                 ------------------------------


Form 13F File Number:    028-03473
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Thomas J. Murphy
                 ------------------------------
Title:           Chief Financial Officer
                 ------------------------------
Phone:           (203) 629-8600
                 ------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas J. Murphy            Greenwich, CT            May 11, 2012
----------------------------   ---------------------   ---------------------
       [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:               0
                                            ------------

Form 13F Information Table Entry Total:          11
                                            ------------

Form 13F Information Table Value Total:      $2,136,338
                                            ------------
                                             (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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
                                                     Form 13F Information Table

          Column 1           Column 2   Column 3   Column 4         Column 5       Column 6     Column 7         Column 8
----------------------------------------------------------------------------------------------------------------------------------
                            Title of               Value      Shares/    Sh/ Put/  Investment    Other         Voting Authority
        Name of Issuer        Class     CUSIP     (x$1000)    Prn Amt    Prn Call  Discretion   Managers   Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
BAZAARVOICE                   COM     073271108    56,223     2,829,522  SH         SOLE                2,829,522

C&J ENERGY SVCS INC           COM     12467B304    55,317     3,109,423  SH         SOLE                3,109,423

DICE HOLDINGS                 COM     253017107    79,807     8,553,825  SH         SOLE                8,553,825

FIRST REP BK SAN              COM     33616C100   437,539    13,282,908  SH         SOLE               13,282,908
FRANCISCO C

GENPACT                       COM     G3922B107   730,017    44,786,349  SH         SOLE               44,786,349

NET 1 UEPS                    COM     64107N206    57,938     6,409,091  SH         SOLE                6,409,091
TECHNOLOGIES INC

RENREN INC                    ADR     759892102    49,680     9,000,000  SH         SOLE                9,000,000

SERVICESOURCE INTL LLC        COM     81763U100   144,548     9,337,740  SH         SOLE                9,337,740

SOUFUN HOLDINGS               ADR     836034108   291,045    15,382,931  SH         SOLE               15,382,931

VIMICRO CORPORATION           ADR     92718N109     2,161     1,500,934  SH         SOLE                1,500,934

WEB COM GROUP INC             COM     94733A104   232,063    16,081,991  SH         SOLE               16,081,991




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